SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of equipment, declining method annual rates [Table Text Block]
Furniture and equipment	20%

Computer equipment	30%

Vehicles	30%

Mining and exploration equipment	20%

Schedule of earnings per share calculations [Table Text Block]
	2025	2024	2023
Net income (loss) attributable to Xtra-Gold Resources Corp.	$3,683,433	$1,675,412	$(165,928)

Basic weighted average number of common shares outstanding	46,008,472	46,065,555	46,361,078
Diluted weighted average number of common shares outstanding	48,577,127	48,989,055	46,361,078

Earnings per share:
Basic income attributable to common shareholders per common share	$0.08	$0.04	$(0.00)
Diluted income attributable to common shareholders per common share	$0.08	$0.03	$(0.00)

Schedule of debt securities at fair value [Table Text Block]
Level 1 - Cash equivalents	December 31, 2025	December 31, 2024

Money market funds	$9,959,289	$6,750,465
	$9,959,289	$6,750,465

Schedule of fair value of financial assets and liabilities [Table Text Block]
	December 31, 2025	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$10,502,379	$10,502,379	$-	$-
Restricted cash	296,322	296,322	-	-
Trading securities	4,345,696	4,345,696	-	-
Total	$15,144,397	$15,144,397	$-	$-

	December 31, 2024	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$8,176,313	$8,176,313	$-	$-
Restricted cash	296,322	296,322	-	-
Trading securities	3,221,598	3,221,598	-	-
Total	$11,694,233	$11,694,233	$-	$-